Derivatives (Cash Flow Hedges) (Details) - Cash Flow Hedges [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	$ (19)	$ 606	$ (677)
Interest rate swaps
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	76	587	(511)
Foreign currency swaps
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	(92)	(15)	(120)
Interest rate forwards
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	(3)	34	(43)
Credit forwards
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	0	0	(3)
Net derivative gains (losses)
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(591)	(692)	6
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	9	5	(1)
Net derivative gains (losses) | Interest rate swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	83	41	20
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	2	3	(3)
Net derivative gains (losses) | Foreign currency swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(679)	(725)	(15)
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	7	2	2
Net derivative gains (losses) | Interest rate forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	4	(8)	1
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net derivative gains (losses) | Credit forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	1	0	0
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Gains (Losses) [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	13	10	8
Net Investment Gains (Losses) [Member] | Interest rate swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	11	9	8
Net Investment Gains (Losses) [Member] | Foreign currency swaps
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(1)	(2)	(3)
Net Investment Gains (Losses) [Member] | Interest rate forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	2	2	2
Net Investment Gains (Losses) [Member] | Credit forwards
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	$ 1	$ 1	$ 1